Restricted Cash	12 Months Ended
Mar. 31, 2015
Text Block [Abstract]
Restricted Cash
6.	RESTRICTED CASH

As of March 31, 2015 and 2014, time deposits of RMB64,239,817 (equivalent to US$9,850,930) and RMB24,943,500 (equivalent to US$4,013,565) respectively were deposited with and pledged to banks to secure credit facilities granted to the Company, including revolving bank loans.